EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of employee option activity under the Company's Stock Option Plans and RSU's as of December 31, 2017 and changes during the year ended December 31, 2017 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2017	556,134	$5.15
Granted	21,500	$0.87
Exercised	(185,675)	$2.10
Forfeited	(52,500)	$5.79
Outstanding at December 31, 2017	339,459	$4.61

Exercisable at December 31, 2017	131,509	$3.49	2.79	$1,987

Vested and expected to vest at December 31, 2017	335,300	$4.67	4.44	$1,566

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information relating to employees' stock options and RSU's outstanding as of December 31, 2017, according to exercise prices:

Options outstanding			Options exercisable
Number outstanding at December 31, 2017	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2017	Weighted average exercise price
	Years
62,384	0.7	$1.17	62,384	$1.17
10,000	0.52	$3.38	10,000	$3.38
4,575	3.31	$0.87	-	$0.87
28,500	4.16	$6.14	6,000	$6.14
212,500	5.52	$5.94	53,125	$5.94
21,500	6.32	$0.87	-	-

339,459	4.39	$4.61	131,509	$3.49